T. ROWE PRICE Retirement I 2020 Fund-I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 42.3%
T. Rowe Price Funds:
New Income Fund  793,700 74,683 16,207 87,752,876 863,488
Limited Duration Inflation
Focused Bond Fund  646,306 26,175 39,439 117,160,840 642,042
International Bond Fund (USD
Hedged)  275,393 17,802 5,708 28,316,199 288,825
Emerging Markets Bond Fund  197,533 14,322 5,996 18,181,628 207,998
Dynamic Global Bond Fund  200,282 14,457 4,040 20,842,986 204,678
High Yield Fund  183,970 9,696 5,161 28,288,961 190,102
Floating Rate Fund  100,831 9,428 2,023 11,314,453 108,053
U.S. Treasury Long-Term Index
Fund  90,467 5,940 2,657 8,514,415 100,555
Total Bond Mutual Funds (Cost $2,526,806) 2,605,741
EQUITY MUTUAL FUNDS 55.5%
T. Rowe Price Funds:
Equity Index 500 Fund  647,505 24,300 37,380 5,621,318 672,816
Value Fund  546,324 28,544 32,221 10,974,083 565,275
Growth Stock Fund (2) 505,966 11,303 24,513 4,673,417 551,183
International Value Equity Fund  277,529 9,412 12,766 16,773,673 270,559
Overseas Stock Fund  274,519 7,870 13,388 19,843,692 268,287
International Stock Fund  257,604 8,086 26,419 10,377,767 236,094
Mid-Cap Growth Fund  126,461 492 3,317 1,013,750 132,254
Mid-Cap Value Fund  156,842 3,759 24,421 3,638,432 126,654
Emerging Markets Stock Fund  132,554 4,456 7,273 2,246,404 121,216
Small-Cap Value Fund  95,818 2,569 2,695 1,530,338 98,248
Small-Cap Stock Fund  96,508 889 3,569 1,313,547 98,004
Real Assets Fund  92,970 3,058 2,218 6,329,684 93,932
New Horizons Fund (2) 70,969 264 1,482 818,577 79,934
Emerging Markets Discovery
Stock Fund  50,096 17,666 501 4,104,566 66,207
U.S. Large-Cap Core Fund  35,620 1,547 1,152 1,035,282 38,554
Total Equity Mutual Funds (Cost $2,289,816) 3,419,217
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) 525 28,000 27,996 5,456 529
Total Other Mutual Funds (Cost $529) 529

T. ROWE PRICE Retirement I 2020 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 66,583 157,735 91,467 132,851,572 132,851
Total Short-Term Investments (Cost $132,851) 132,851
Total Investments in Securities 99.9%
(Cost $4,950,002) $ 6,158,338
Other Assets Less Liabilities 0.1% 5,171
Net Assets 100.0% $ 6,163,509
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2020 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 213 MSCI EAFE Index contracts 9/21 (25,044) $ 177
Short, 468 Russell 2000 E-Mini Index contracts 9/21 (53,146) 1,121
Short, 244 S&P 500 E-Mini Index contracts 9/21 (55,150) (2,900)
Net payments (receipts) of variation margin to date 1,575
Variation margin receivable (payable) on open futures contracts $ (27)

T. ROWE PRICE Retirement I 2020 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 28 $ (6,021) $ 1,825
Emerging Markets Bond Fund  (342) 2,139 2,695
Emerging Markets Discovery Stock Fund  102 (1,054) —
Emerging Markets Stock Fund  1,808 (8,521) —
Equity Index 500 Fund  8,995 38,391 2,227
Floating Rate Fund  (32) (183) 1,196
Growth Stock Fund  3,359 58,427 —
High Yield Fund  71 1,597 2,598
International Bond Fund (USD Hedged)  58 1,338 1,431
International Stock Fund  4,231 (3,177) —
International Value Equity Fund  684 (3,616) —
Limited Duration Inflation Focused Bond Fund  623 9,000 —
Mid-Cap Growth Fund  1,192 8,618 —
Mid-Cap Value Fund  3,864 (9,526) —
New Horizons Fund  937 10,183 —
New Income Fund  242 11,312 4,087
Overseas Stock Fund  794 (714) —
Real Assets Fund  202 122 —
Small-Cap Stock Fund  255 4,176 —
Small-Cap Value Fund  204 2,556 —
Transition Fund  4 — —
U.S. Large-Cap Core Fund  110 2,539 —
U.S. Treasury Long-Term Index Fund  (434) 6,805 484
Value Fund  1,876 22,628 —
U.S. Treasury Money Fund, 0.06% — — 17
Totals $ 28,831# $ 147,019 $ 16,560+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $16,560 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2020 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2020 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2020 Fund-I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R412-054Q1 08/21